Post-Employment Benefits - Summary of Affected Defined Benefit Obligation Due to Reasonable Possible Changes to Principal Actuarial Assumptions (Detail) - Canada plan [member] $ in Millions	Oct. 31, 2021 CAD ($)
Pension plan [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	$ 1,256
Increase in assumption	(1,028)
Pension plan [member] | Actuarial assumption of rate of compensation increase [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	(267)
Increase in assumption	309
Pension plan [member] | Actuarial assumption of future mortality [member]
Disclosure of defined benefit plans [line items]
1 year shorter life expectancy	(192)
1 year longer life expectancy	189
Other post employment benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	69
Increase in assumption	(57)
Other post employment benefit plans [member] | Actuarial assumption of health care cost trend rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	(22)
Increase in assumption	25
Other post employment benefit plans [member] | Actuarial assumption of future mortality [member]
Disclosure of defined benefit plans [line items]
1 year shorter life expectancy	(13)
1 year longer life expectancy	$ 14